Shareholder Report	6 Months Ended
Aug. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Brinker Capital Destinations Trust
Entity Central Index Key	0001688680
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
C000176692
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class I
Trading Symbol	DLCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$44	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.83%	[1]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	Russell 1000 Index
Mar-17	$10,000	$10,000
Aug-17	$10,680	$10,504
Feb-18	$11,789	$11,619
Aug-18	$12,554	$12,585
Feb-19	$12,111	$12,199
Aug-19	$12,497	$12,899
Feb-20	$12,628	$13,153
Aug-20	$15,116	$15,801
Feb-21	$17,167	$17,663
Aug-21	$20,114	$20,897
Feb-22	$18,451	$20,086
Aug-22	$16,432	$18,188
Feb-23	$17,120	$18,438
Aug-23	$19,157	$20,989
Feb-24	$21,945	$23,935
Aug-24	$23,994	$26,572
Feb-25	$25,250	$28,270
Aug-25	$27,334	$30,886
Feb-26	$28,403	$33,001
Aug-26	$31,025	$36,993

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	13.50%	9.05%	12.68%
Russell 1000 Index	19.77%	12.10%	14.76%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,499,642,645
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 10,427,435
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,499,642,645
Number of Portfolio Holdings	318
Portfolio Turnover Rate	56%
Advisory Fees Paid	$10,427,435

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	91.2%
Exchange Traded Funds (ETFs)	7.1%
Preferred Stocks	0.0%Footnote Reference*
Short-Term Investments	1.0%
Money Market Fund	0.7%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Technology	29.6%
Communications	15.4%
Financial	13.0%
Consumer Non-cyclical	12.7%
Exchange Traded Funds (ETFs)	7.1%
Others	20.5%
Short-Term Investments	1.0%
Money Market Fund	0.7%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202452
Shareholder Report [Line Items]
Fund Name	Destinations Large Cap Equity Fund
Class Name	Class Z
Trading Symbol	DLCZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$36	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[2]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	Russell 1000 Index
Jul-18	$10,000	$10,000
Aug-18	$10,270	$10,397
Feb-19	$9,906	$10,077
Aug-19	$10,231	$10,656
Feb-20	$10,347	$10,866
Aug-20	$12,385	$13,053
Feb-21	$14,088	$14,591
Aug-21	$16,508	$17,263
Feb-22	$15,167	$16,593
Aug-22	$13,512	$15,025
Feb-23	$14,080	$15,231
Aug-23	$15,773	$17,339
Feb-24	$18,093	$19,772
Aug-24	$19,788	$21,951
Feb-25	$20,841	$23,354
Aug-25	$22,581	$25,515
Feb-26	$23,494	$27,262
Aug-26	$25,676	$30,560

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	13.71%	9.24%	12.25%
Russell 1000 Index	19.77%	12.10%	14.65%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 3,499,642,645
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 10,427,435
InvestmentCompanyPortfolioTurnover	56.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$3,499,642,645
Number of Portfolio Holdings	318
Portfolio Turnover Rate	56%
Advisory Fees Paid	$10,427,435

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	91.2%
Exchange Traded Funds (ETFs)	7.1%
Preferred Stocks	0.0%Footnote Reference*
Short-Term Investments	1.0%
Money Market Fund	0.7%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Technology	29.6%
Communications	15.4%
Financial	13.0%
Consumer Non-cyclical	12.7%
Exchange Traded Funds (ETFs)	7.1%
Others	20.5%
Short-Term Investments	1.0%
Money Market Fund	0.7%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176694
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class I
Trading Symbol	DSMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$56	1.09%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[3]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	Russell 2500 Index
Mar-17	$10,000	$10,000
Aug-17	$10,310	$10,190
Feb-18	$11,083	$11,077
Aug-18	$12,869	$12,568
Feb-19	$12,082	$11,782
Aug-19	$12,263	$11,670
Feb-20	$12,144	$11,570
Aug-20	$13,245	$12,463
Feb-21	$18,660	$16,881
Aug-21	$20,284	$18,179
Feb-22	$18,971	$16,948
Aug-22	$17,391	$15,353
Feb-23	$17,860	$16,029
Aug-23	$18,193	$16,372
Feb-24	$20,003	$17,992
Aug-24	$21,401	$19,217
Feb-25	$21,417	$19,366
Aug-25	$23,397	$21,146
Feb-26	$27,587	$23,621
Aug-26	$29,095	$26,547

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	24.36%Footnote Reference*	7.48%	11.92%
Russell 2500 Index	25.54%	7.87%	10.84%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 703,559,675
Holdings Count | Holding	2,729
Advisory Fees Paid, Amount	$ 2,922,919
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$703,559,675
Number of Portfolio Holdings	2,729
Portfolio Turnover Rate	80%
Advisory Fees Paid	$2,922,919

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	92.0%
Exchange Traded Funds (ETFs)	5.1%
Limited Partnership	0.0%Footnote Reference*
Closed-End Fund	0.0%Footnote Reference*
Short-Term Investments	2.7%
Money Market Fund	0.2%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Consumer Non-cyclical	22.5%
Financial	17.7%
Industrial	15.2%
Technology	11.0%
Exchange Traded Funds (ETFs)	5.1%
Others	25.6%
Short-Term Investments	2.7%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202454
Shareholder Report [Line Items]
Fund Name	Destinations Small-Mid Cap Equity Fund
Class Name	Class Z
Trading Symbol	DSMZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[4]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	Russell 2500 Index
Jul-18	$10,000	$10,000
Aug-18	$10,520	$10,354
Feb-19	$9,876	$9,707
Aug-19	$10,038	$9,614
Feb-20	$9,945	$9,532
Aug-20	$10,849	$10,267
Feb-21	$15,300	$13,907
Aug-21	$16,648	$14,976
Feb-22	$15,585	$13,962
Aug-22	$14,297	$12,648
Feb-23	$14,684	$13,205
Aug-23	$14,971	$13,488
Feb-24	$16,483	$14,823
Aug-24	$17,637	$15,832
Feb-25	$17,659	$15,954
Aug-25	$19,298	$17,421
Feb-26	$22,787	$19,460
Aug-26	$24,035	$21,870

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	24.54%Footnote Reference*	7.62%	11.35%
Russell 2500 Index	25.54%	7.87%	10.07%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 703,559,675
Holdings Count | Holding	2,729
Advisory Fees Paid, Amount	$ 2,922,919
InvestmentCompanyPortfolioTurnover	80.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$703,559,675
Number of Portfolio Holdings	2,729
Portfolio Turnover Rate	80%
Advisory Fees Paid	$2,922,919

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	92.0%
Exchange Traded Funds (ETFs)	5.1%
Limited Partnership	0.0%Footnote Reference*
Closed-End Fund	0.0%Footnote Reference*
Short-Term Investments	2.7%
Money Market Fund	0.2%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Sector Allocation

(% of Total Investments)

Table Summary
Consumer Non-cyclical	22.5%
Financial	17.7%
Industrial	15.2%
Technology	11.0%
Exchange Traded Funds (ETFs)	5.1%
Others	25.6%
Short-Term Investments	2.7%
Money Market Fund	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176695
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class I
Trading Symbol	DIEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$55	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[5]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	FTSE All-World ex US Index
Mar-17	$10,000	$10,000
Aug-17	$11,050	$10,942
Feb-18	$11,770	$11,795
Aug-18	$11,509	$11,306
Feb-19	$11,098	$11,009
Aug-19	$11,415	$10,926
Feb-20	$11,644	$10,948
Aug-20	$13,662	$11,866
Feb-21	$15,561	$13,880
Aug-21	$16,468	$14,900
Feb-22	$14,261	$13,899
Aug-22	$12,128	$12,049
Feb-23	$12,967	$12,901
Aug-23	$13,631	$13,473
Feb-24	$14,373	$14,539
Aug-24	$15,771	$15,903
Feb-25	$15,515	$15,894
Aug-25	$17,852	$18,378
Feb-26	$21,457	$22,255
Aug-26	$22,669	$23,293

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	26.98%	6.60%	9.01%
FTSE All-World ex US Index	26.75%	9.35%	9.34%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,963,759,711
Holdings Count | Holding	1,740
Advisory Fees Paid, Amount	$ 7,792,332
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,963,759,711
Number of Portfolio Holdings	1,740
Portfolio Turnover Rate	33%
Advisory Fees Paid	$7,792,332

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Financial	21.7%
Industrial	18.0%
Consumer Non-cyclical	13.0%
Technology	12.3%
Exchange Traded Funds (ETFs)	5.0%
Others	28.0%
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
Japan	15.0%
United Kingdom	10.1%
Canada	6.7%
United States	6.5%
Germany	5.6%
Others	54.1%
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	92.6%
Exchange Traded Funds (ETFs)	5.0%
Preferred Stocks	0.4%
Right	0.0%Footnote Reference*
Warrants	0.0%Footnote Reference*
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202455
Shareholder Report [Line Items]
Fund Name	Destinations International Equity Fund
Class Name	Class Z
Trading Symbol	DIEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$48	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[6]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	FTSE All-World ex US Index
Jul-18	$10,000	$10,000
Aug-18	$10,000	$9,968
Feb-19	$9,657	$9,706
Aug-19	$9,942	$9,633
Feb-20	$10,145	$9,652
Aug-20	$11,925	$10,462
Feb-21	$13,585	$12,237
Aug-21	$14,389	$13,136
Feb-22	$12,476	$12,254
Aug-22	$10,607	$10,623
Feb-23	$11,356	$11,374
Aug-23	$11,951	$11,879
Feb-24	$12,612	$12,818
Aug-24	$13,842	$14,021
Feb-25	$13,630	$14,013
Aug-25	$15,696	$16,202
Feb-26	$18,881	$19,621
Aug-26	$19,962	$20,536

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	27.18%	6.77%	8.84%
FTSE All-World ex US Index	26.75%	9.35%	9.21%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,963,759,711
Holdings Count | Holding	1,740
Advisory Fees Paid, Amount	$ 7,792,332
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,963,759,711
Number of Portfolio Holdings	1,740
Portfolio Turnover Rate	33%
Advisory Fees Paid	$7,792,332

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Financial	21.7%
Industrial	18.0%
Consumer Non-cyclical	13.0%
Technology	12.3%
Exchange Traded Funds (ETFs)	5.0%
Others	28.0%
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
Japan	15.0%
United Kingdom	10.1%
Canada	6.7%
United States	6.5%
Germany	5.6%
Others	54.1%
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	92.6%
Exchange Traded Funds (ETFs)	5.0%
Preferred Stocks	0.4%
Right	0.0%Footnote Reference*
Warrants	0.0%Footnote Reference*
Short-Term Investments	1.1%
Money Market Fund	0.9%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176696
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class I
Trading Symbol	DGEFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$49	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[7]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,146	$10,660	$10,546
Feb-18	$10,435	$11,625	$11,184
Aug-18	$10,934	$12,023	$10,962
Feb-19	$11,220	$11,607	$10,866
Aug-19	$11,380	$11,986	$10,762
Feb-20	$11,132	$12,115	$10,546
Aug-20	$11,073	$14,014	$10,691
Feb-21	$12,286	$15,716	$12,419
Aug-21	$14,014	$18,165	$13,762
Feb-22	$14,705	$17,275	$13,990
Aug-22	$13,927	$15,360	$12,683
Feb-23	$14,583	$15,988	$13,569
Aug-23	$14,618	$17,742	$14,016
Feb-24	$15,458	$19,925	$15,119
Aug-24	$17,460	$22,025	$16,796
Feb-25	$18,405	$22,924	$17,281
Aug-25	$19,783	$25,490	$19,226
Feb-26	$22,771	$28,336	$22,858
Aug-26	$23,448	$31,181	$24,139

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	18.52%	10.84%	9.40%
FTSE All World Developed Index	22.33%	11.41%	12.72%
FTSE All-World High Dividend Yield Index	25.55%	11.89%	9.74%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 513,689,060
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,737,689
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$513,689,060
Number of Portfolio Holdings	160
Portfolio Turnover Rate	25%
Advisory Fees Paid	$1,737,689

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	81.0%
Exchange Traded Funds (ETFs)	15.6%
Convertible Preferred Stocks	1.5%
Limited Partnership	0.5%
Short-Term Investments	1.4%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Financial	21.6%
Consumer Non-cyclical	15.2%
Utilities	9.8%
Energy	8.7%
Exchange Traded Funds (ETFs)	15.6%
Others	27.7%
Short-Term Investments	1.4%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202456
Shareholder Report [Line Items]
Fund Name	Destinations Equity Income Fund
Class Name	Class Z
Trading Symbol	DGEZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$41	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.81%	[8]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	FTSE All World Developed Index	FTSE All-World High Dividend Yield Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,190	$10,217	$10,104
Feb-19	$10,451	$9,863	$10,016
Aug-19	$10,621	$10,185	$9,920
Feb-20	$10,390	$10,295	$9,720
Aug-20	$10,338	$11,908	$9,854
Feb-21	$11,495	$13,355	$11,447
Aug-21	$13,112	$15,436	$12,686
Feb-22	$13,772	$14,679	$12,895
Aug-22	$13,050	$13,052	$11,690
Feb-23	$13,671	$13,586	$12,508
Aug-23	$13,725	$15,076	$12,919
Feb-24	$14,514	$16,931	$13,936
Aug-24	$16,420	$18,716	$15,482
Feb-25	$17,316	$19,479	$15,929
Aug-25	$18,630	$21,660	$17,721
Feb-26	$21,456	$24,078	$21,070
Aug-26	$22,117	$26,495	$22,250

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	18.72%	11.02%	10.29%
FTSE All World Developed Index	22.33%	11.41%	12.67%
FTSE All-World High Dividend Yield Index	25.55%	11.89%	10.28%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 513,689,060
Holdings Count | Holding	160
Advisory Fees Paid, Amount	$ 1,737,689
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$513,689,060
Number of Portfolio Holdings	160
Portfolio Turnover Rate	25%
Advisory Fees Paid	$1,737,689

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	81.0%
Exchange Traded Funds (ETFs)	15.6%
Convertible Preferred Stocks	1.5%
Limited Partnership	0.5%
Short-Term Investments	1.4%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Financial	21.6%
Consumer Non-cyclical	15.2%
Utilities	9.8%
Energy	8.7%
Exchange Traded Funds (ETFs)	15.6%
Others	27.7%
Short-Term Investments	1.4%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176698
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class I
Trading Symbol	DCFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$43	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.87%	[9]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,221	$10,334
Feb-18	$10,034	$10,107
Aug-18	$10,124	$10,225
Feb-19	$10,312	$10,431
Aug-19	$10,931	$11,298
Feb-20	$11,238	$11,680
Aug-20	$11,350	$12,025
Feb-21	$11,244	$11,783
Aug-21	$11,388	$12,008
Feb-22	$10,938	$11,506
Aug-22	$10,044	$10,624
Feb-23	$9,824	$10,381
Aug-23	$9,898	$10,482
Feb-24	$10,159	$10,732
Aug-24	$10,666	$11,253
Feb-25	$10,799	$11,359
Aug-25	$10,969	$11,607
Feb-26	$11,406	$12,067
Aug-26	$11,153	$11,827

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	1.68%	-0.42%	1.16%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.80%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,523,586,184
Holdings Count | Holding	1,959
Advisory Fees Paid, Amount	$ 4,715,613
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,523,586,184
Number of Portfolio Holdings	1,959
Portfolio Turnover Rate	84%
Advisory Fees Paid	$4,715,613

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
U.S. Government Agencies & Obligations	27.3%
Collateralized Mortgage Obligations	19.5%
Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	17.7%
Asset-Backed Securities	9.3%
Others	5.9%
Short-Term Investments	2.6%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202458
Shareholder Report [Line Items]
Fund Name	Destinations Core Fixed Income Fund
Class Name	Class Z
Trading Symbol	DCFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$36	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.72%	[10]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,030	$10,037
Feb-19	$10,229	$10,239
Aug-19	$10,846	$11,090
Feb-20	$11,161	$11,465
Aug-20	$11,278	$11,803
Feb-21	$11,180	$11,566
Aug-21	$11,339	$11,787
Feb-22	$10,901	$11,294
Aug-22	$10,008	$10,429
Feb-23	$9,790	$10,190
Aug-23	$9,879	$10,289
Feb-24	$10,140	$10,535
Aug-24	$10,663	$11,046
Feb-25	$10,800	$11,150
Aug-25	$10,985	$11,393
Feb-26	$11,430	$11,845
Aug-26	$11,180	$11,610

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	1.77%	-0.28%	1.38%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.83%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 1,523,586,184
Holdings Count | Holding	1,959
Advisory Fees Paid, Amount	$ 4,715,613
InvestmentCompanyPortfolioTurnover	84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$1,523,586,184
Number of Portfolio Holdings	1,959
Portfolio Turnover Rate	84%
Advisory Fees Paid	$4,715,613

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
U.S. Government Agencies & Obligations	27.3%
Collateralized Mortgage Obligations	19.5%
Mortgage-Backed Securities	17.7%
Corporate Bonds & Notes	17.7%
Asset-Backed Securities	9.3%
Others	5.9%
Short-Term Investments	2.6%
Money Market Fund	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176699
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class I
Trading Symbol	DLDFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$48	0.95%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[11]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Mar-17	$10,000	$10,000	$10,000
Aug-17	$10,080	$10,334	$10,089
Feb-18	$10,152	$10,107	$10,025
Aug-18	$10,304	$10,225	$10,111
Feb-19	$10,434	$10,431	$10,280
Aug-19	$10,623	$11,298	$10,580
Feb-20	$10,705	$11,680	$10,781
Aug-20	$10,605	$12,025	$10,968
Feb-21	$11,050	$11,783	$10,991
Aug-21	$11,232	$12,008	$11,018
Feb-22	$11,461	$11,506	$10,822
Aug-22	$11,213	$10,624	$10,573
Feb-23	$11,467	$10,381	$10,542
Aug-23	$11,786	$10,482	$10,741
Feb-24	$12,360	$10,732	$11,031
Aug-24	$12,798	$11,253	$11,416
Feb-25	$13,086	$11,359	$11,645
Aug-25	$13,412	$11,607	$11,948
Feb-26	$13,916	$12,067	$12,217
Aug-26	$13,969	$11,827	$12,274

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.15%	4.46%	3.59%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.80%
ICE BofA US Corporate & Government (1-3 Yr) Index	2.73%	2.18%	2.19%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 342,566,119
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 1,007,334
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$342,566,119
Number of Portfolio Holdings	591
Portfolio Turnover Rate	35%
Advisory Fees Paid	$1,007,334

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Mortgage Securities	17.0%
Asset Backed Securities	9.0%
Consumer Non-cyclical	7.3%
Diversified	7.0%
Exchange Traded Fund (ETF)	18.2%
Others	33.2%
Short-Term Investments	6.7%
Money Market Fund	1.6%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	29.1%
Exchange Traded Fund (ETF)	18.2%
Collateralized Mortgage Obligations	13.6%
Common Stocks	7.0%
Collateralized Loan Obligations	6.9%
Others	16.9%
Short-Term Investments	6.7%
Money Market Fund	1.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202459
Shareholder Report [Line Items]
Fund Name	Destinations Low Duration Fixed Income Fund
Class Name	Class Z
Trading Symbol	DLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$40	0.80%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[12]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	ICE BofA US Broad Market Index	ICE BofA US Corporate & Government (1-3 Yr) Index
Jul-18	$10,000	$10,000	$10,000
Aug-18	$10,060	$10,037	$10,039
Feb-19	$10,154	$10,239	$10,207
Aug-19	$10,351	$11,090	$10,504
Feb-20	$10,448	$11,465	$10,703
Aug-20	$10,349	$11,803	$10,889
Feb-21	$10,792	$11,566	$10,912
Aug-21	$10,975	$11,787	$10,939
Feb-22	$11,210	$11,294	$10,744
Aug-22	$10,981	$10,429	$10,497
Feb-23	$11,242	$10,190	$10,467
Aug-23	$11,555	$10,289	$10,665
Feb-24	$12,125	$10,535	$10,952
Aug-24	$12,575	$11,046	$11,335
Feb-25	$12,856	$11,150	$11,562
Aug-25	$13,191	$11,393	$11,862
Feb-26	$13,694	$11,845	$12,130
Aug-26	$13,754	$11,610	$12,186

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.27%	4.62%	4.02%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.83%
ICE BofA US Corporate & Government (1-3 Yr) Index	2.73%	2.18%	2.45%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 342,566,119
Holdings Count | Holding	591
Advisory Fees Paid, Amount	$ 1,007,334
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$342,566,119
Number of Portfolio Holdings	591
Portfolio Turnover Rate	35%
Advisory Fees Paid	$1,007,334

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Mortgage Securities	17.0%
Asset Backed Securities	9.0%
Consumer Non-cyclical	7.3%
Diversified	7.0%
Exchange Traded Fund (ETF)	18.2%
Others	33.2%
Short-Term Investments	6.7%
Money Market Fund	1.6%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	29.1%
Exchange Traded Fund (ETF)	18.2%
Collateralized Mortgage Obligations	13.6%
Common Stocks	7.0%
Collateralized Loan Obligations	6.9%
Others	16.9%
Short-Term Investments	6.7%
Money Market Fund	1.6%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176700
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class I
Trading Symbol	DGFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[13]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	5.25%	4.58%	4.28%
ICE BofA Global Broad Market (USD Hedged)	1.51%	-0.13%	1.83%
ICE BofA Global Corporate & High Yield (USD Hedged)	2.73%	1.16%	3.25%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 732,381,520
Holdings Count | Holding	582
Advisory Fees Paid, Amount	$ 2,721,182
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	71.0%
Senior Loans	6.1%
Common Stocks	3.8%
Exchange Traded Fund (ETF)	3.7%
Others	5.2%
Short-Term Investments	7.4%
Money Market Fund	2.8%
Purchased Options	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Country Weightings

(% of Total Investments)

Table Summary
United States	46.5%
United Kingdom	4.9%
Luxembourg	4.0%
Mexico	3.2%
Cayman Islands	2.4%
Others	28.8%
Short-Term Investments	7.4%
Money Market Fund	2.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202460
Shareholder Report [Line Items]
Fund Name	Destinations Global Fixed Income Opportunities Fund
Class Name	Class Z
Trading Symbol	DGFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$47	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[14]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	5.38%	4.75%	4.66%
ICE BofA Global Broad Market (USD Hedged)	1.51%	-0.13%	1.69%
ICE BofA Global Corporate & High Yield (USD Hedged)	2.73%	1.16%	3.26%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 732,381,520
Holdings Count | Holding	582
Advisory Fees Paid, Amount	$ 2,721,182
InvestmentCompanyPortfolioTurnover	55.00%
Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Corporate Bonds & Notes	71.0%
Senior Loans	6.1%
Common Stocks	3.8%
Exchange Traded Fund (ETF)	3.7%
Others	5.2%
Short-Term Investments	7.4%
Money Market Fund	2.8%
Purchased Options	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Country Weightings

(% of Total Investments)

Table Summary
United States	46.5%
United Kingdom	4.9%
Luxembourg	4.0%
Mexico	3.2%
Cayman Islands	2.4%
Others	28.8%
Short-Term Investments	7.4%
Money Market Fund	2.8%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176701
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class I
Trading Symbol	DMFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[15]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA US Municipal Securities 2-12 Year Index
Mar-17	$10,000	$10,000
Aug-17	$10,126	$10,355
Feb-18	$9,986	$10,167
Aug-18	$10,089	$10,308
Feb-19	$10,316	$10,583
Aug-19	$10,838	$11,070
Feb-20	$11,077	$11,305
Aug-20	$11,089	$11,421
Feb-21	$11,066	$11,463
Aug-21	$11,241	$11,667
Feb-22	$10,907	$11,297
Aug-22	$10,474	$10,929
Feb-23	$10,540	$11,006
Aug-23	$10,640	$11,095
Feb-24	$11,006	$11,478
Aug-24	$11,208	$11,653
Feb-25	$11,354	$11,806
Aug-25	$11,263	$11,977
Feb-26	$11,815	$12,478
Aug-26	$11,631	$12,252

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	3.27%	0.68%	1.61%
ICE BofA US Municipal Securities 2-12 Year Index	2.30%	0.98%	2.17%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 627,056,098
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 1,883,372
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$627,056,098
Number of Portfolio Holdings	469
Portfolio Turnover Rate	18%
Advisory Fees Paid	$1,883,372

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Municipal Bonds	91.2%
Exchange Traded Fund (ETF)	2.2%
Warrants	0.0%Footnote Reference*
Short-Term Investments	4.7%
Money Market Fund	1.9%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Industry Weightings

(% of Total Investments)

Table Summary
General Obligation	35.3%
Education	16.0%
Water and Sewer	7.1%
Airport	6.9%
Exchange Traded Fund (ETF)	2.2%
Others	25.9%
Short-Term Investments	4.7%
Money Market Fund	1.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202461
Shareholder Report [Line Items]
Fund Name	Destinations Municipal Fixed Income Fund
Class Name	Class Z
Trading Symbol	DMFZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[16]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	ICE BofA US Municipal Securities 2-12 Year Index
Jul-18	$10,000	$10,000
Aug-18	$10,010	$10,006
Feb-19	$10,242	$10,273
Aug-19	$10,766	$10,745
Feb-20	$11,011	$10,973
Aug-20	$11,021	$11,086
Feb-21	$11,017	$11,126
Aug-21	$11,198	$11,325
Feb-22	$10,875	$10,966
Aug-22	$10,452	$10,608
Feb-23	$10,525	$10,683
Aug-23	$10,633	$10,769
Feb-24	$11,006	$11,142
Aug-24	$11,220	$11,311
Feb-25	$11,373	$11,460
Aug-25	$11,291	$11,626
Feb-26	$11,850	$12,112
Aug-26	$11,675	$11,893

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	3.40%	0.84%	1.92%
ICE BofA US Municipal Securities 2-12 Year Index	2.30%	0.98%	2.15%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 627,056,098
Holdings Count | Holding	469
Advisory Fees Paid, Amount	$ 1,883,372
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$627,056,098
Number of Portfolio Holdings	469
Portfolio Turnover Rate	18%
Advisory Fees Paid	$1,883,372

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Municipal Bonds	91.2%
Exchange Traded Fund (ETF)	2.2%
Warrants	0.0%Footnote Reference*
Short-Term Investments	4.7%
Money Market Fund	1.9%
Total	100.0%
Footnote	Description
Footnote*	Position represents less than 0.05%.

Industry Weightings

(% of Total Investments)

Table Summary
General Obligation	35.3%
Education	16.0%
Water and Sewer	7.1%
Airport	6.9%
Exchange Traded Fund (ETF)	2.2%
Others	25.9%
Short-Term Investments	4.7%
Money Market Fund	1.9%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176693
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class I
Trading Symbol	DMSFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$50	0.99%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.99%	[17]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	ICE BofA US Broad Market Index
Mar-17	$10,000	$10,000
Aug-17	$10,095	$10,334
Feb-18	$10,394	$10,107
Aug-18	$10,601	$10,225
Feb-19	$10,509	$10,431
Aug-19	$10,471	$11,298
Feb-20	$10,903	$11,680
Aug-20	$11,102	$12,025
Feb-21	$12,112	$11,783
Aug-21	$12,335	$12,008
Feb-22	$12,263	$11,506
Aug-22	$11,919	$10,624
Feb-23	$12,493	$10,381
Aug-23	$12,974	$10,482
Feb-24	$13,805	$10,732
Aug-24	$14,246	$11,253
Feb-25	$14,455	$11,359
Aug-25	$14,844	$11,607
Feb-26	$15,178	$12,067
Aug-26	$15,527	$11,827

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	4.60%	4.71%	4.75%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.80%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 576,119,792
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,094,509
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$576,119,792
Number of Portfolio Holdings	48
Portfolio Turnover Rate	38%
Advisory Fees Paid	$2,094,509

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Exchange Traded Funds (ETFs)	34.7%
Collateralized Mortgage Obligations	24.4%
Open-End Fund	20.3%
Asset-Backed Securities	8.2%
Collateralized Loan Obligations	0.1%
Short-Term Investments	12.3%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202453
Shareholder Report [Line Items]
Fund Name	Destinations Multi Strategy Alternatives Fund
Class Name	Class Z
Trading Symbol	DMSZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$43	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%	[18]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	ICE BofA US Broad Market Index
Jul-18	$10,000	$10,000
Aug-18	$10,060	$10,037
Feb-19	$9,979	$10,239
Aug-19	$9,948	$11,090
Feb-20	$10,355	$11,465
Aug-20	$10,564	$11,803
Feb-21	$11,524	$11,566
Aug-21	$11,748	$11,787
Feb-22	$11,687	$11,294
Aug-22	$11,368	$10,429
Feb-23	$11,927	$10,190
Aug-23	$12,393	$10,289
Feb-24	$13,193	$10,535
Aug-24	$13,634	$11,046
Feb-25	$13,837	$11,150
Aug-25	$14,228	$11,393
Feb-26	$14,555	$11,845
Aug-26	$14,908	$11,610

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	4.77%	4.88%	5.02%
ICE BofA US Broad Market Index	1.90%	-0.30%	1.83%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 576,119,792
Holdings Count | Holding	48
Advisory Fees Paid, Amount	$ 2,094,509
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$576,119,792
Number of Portfolio Holdings	48
Portfolio Turnover Rate	38%
Advisory Fees Paid	$2,094,509

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Exchange Traded Funds (ETFs)	34.7%
Collateralized Mortgage Obligations	24.4%
Open-End Fund	20.3%
Asset-Backed Securities	8.2%
Collateralized Loan Obligations	0.1%
Short-Term Investments	12.3%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000226066
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class I
Trading Symbol	DSHFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$63	1.20%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.20%	[19]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	Russell 1000 Index
Oct-21	$10,000	$10,000
Feb-22	$9,567	$9,474
Aug-22	$8,894	$8,579
Feb-23	$8,748	$8,697
Aug-23	$9,748	$9,900
Feb-24	$10,577	$11,289
Aug-24	$11,597	$12,533
Feb-25	$12,131	$13,334
Aug-25	$12,699	$14,568
Feb-26	$13,258	$15,566
Aug-26	$14,211	$17,449

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception (10/26/2021)
Class I	11.91%	7.49%
Russell 1000 Index	19.77%	12.15%

Performance Inception Date	Oct. 26, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 88,373,903
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 361,166
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$88,373,903
Number of Portfolio Holdings	208
Portfolio Turnover Rate	4%
Advisory Fees Paid	$361,166

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	99.2%
Short-Term Investments	0.2%
Purchased Options	0.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Technology	35.7%
Communications	16.8%
Financial	13.8%
Consumer Non-cyclical	10.5%
Industrial	8.0%
Consumer Cyclical	6.5%
Others	8.5%
Short-Term Investments	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000226067
Shareholder Report [Line Items]
Fund Name	Destinations Shelter Fund
Class Name	Class Z
Trading Symbol	DSHZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$55	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[20]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	Russell 1000 Index
Nov-21	$10,000	$10,000
Feb-22	$9,449	$9,304
Aug-22	$8,791	$8,425
Feb-23	$8,652	$8,540
Aug-23	$9,648	$9,722
Feb-24	$10,477	$11,087
Aug-24	$11,496	$12,308
Feb-25	$12,041	$13,095
Aug-25	$12,608	$14,307
Feb-26	$13,179	$15,286
Aug-26	$14,132	$17,135

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	Since Inception (11/03/2021)
Class Z	12.09%	7.40%
Russell 1000 Index	19.77%	11.92%

Performance Inception Date	Nov. 03, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 88,373,903
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 361,166
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$88,373,903
Number of Portfolio Holdings	208
Portfolio Turnover Rate	4%
Advisory Fees Paid	$361,166

Holdings [Text Block]

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	99.2%
Short-Term Investments	0.2%
Purchased Options	0.6%
Total	100.0%

Sector Allocation

(% of Total Investments)

Table Summary
Technology	35.7%
Communications	16.8%
Financial	13.8%
Consumer Non-cyclical	10.5%
Industrial	8.0%
Consumer Cyclical	6.5%
Others	8.5%
Short-Term Investments	0.2%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000176697
Shareholder Report [Line Items]
Fund Name	Destinations Real Assets Fund
Class Name	Class I
Trading Symbol	DRAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class I	$54	1.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%	[21]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class I	FTSE All World Developed Index
Mar-17	$10,000	$10,000
Aug-17	$10,060	$10,660
Feb-18	$9,205	$11,625
Aug-18	$9,483	$12,023
Feb-19	$6,632	$11,607
Aug-19	$4,198	$11,986
Feb-20	$3,695	$12,115
Aug-20	$3,353	$14,014
Feb-21	$3,879	$15,716
Aug-21	$3,879	$18,165
Feb-22	$3,879	$17,275
Aug-22	$3,879	$15,360
Feb-23	$3,879	$15,988
Aug-23	$3,879	$17,742
Feb-24	$3,879	$19,925
Aug-24	$3,879	$22,025
Feb-25	$3,820	$22,924
Aug-25	$4,184	$25,490
Feb-26	$5,091	$28,336
Aug-26	$5,073	$31,181

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (03/20/2017)
Class I	21.25%Footnote Reference*	5.51%	-6.92%
FTSE All World Developed Index	22.33%	11.41%	12.72%

Performance Inception Date	Mar. 20, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 410,477,206
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,510,937
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$410,477,206
Number of Portfolio Holdings	303
Portfolio Turnover Rate	39%
Advisory Fees Paid	$1,510,937

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Financial	28.0%
Utilities	16.8%
Energy	16.8%
Industrial	10.6%
Exchange Traded Funds (ETFs)	11.2%
Others	14.0%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	59.5%
Canada	9.4%
United Kingdom	6.1%
Spain	3.5%
Australia	2.5%
Others	16.4%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	85.8%
Exchange Traded Funds (ETFs)	11.2%
Closed-End Funds	0.2%
Limited Partnerships	0.2%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.
C000202457
Shareholder Report [Line Items]
Fund Name	Destinations Real Assets Fund
Class Name	Class Z
Trading Symbol	DRAZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder summary report contains important information about the Fund for the period of March 1, 2026 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://destinationsfunds.com/. You can also request this information by calling 1-877-771-7979.
Additional Information Phone Number	1-877-771-7979
Additional Information Website	http://destinationsfunds.com/
Expenses [Text Block]

What were the Fund's costs for the last 6 months?

(based on a hypothetical $10,000 investment)

Table Summary
Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Class Z	$46	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%	[22]
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future
Line Graph [Table Text Block]
Table Summary
	Class Z	FTSE All World Developed Index
Jul-18	$10,000	$10,000
Aug-18	$9,320	$10,217
Feb-19	$6,521	$9,863
Aug-19	$4,133	$10,185
Feb-20	$3,806	$10,295
Aug-20	$3,444	$11,908
Feb-21	$3,994	$13,355
Aug-21	$3,994	$15,436
Feb-22	$3,994	$14,679
Aug-22	$3,994	$13,052
Feb-23	$3,994	$13,586
Aug-23	$3,994	$15,076
Feb-24	$3,994	$16,931
Aug-24	$3,994	$18,716
Feb-25	$3,926	$19,479
Aug-25	$4,308	$21,660
Feb-26	$5,247	$24,078
Aug-26	$5,247	$26,495

Average Annual Return [Table Text Block]
Table Summary
Name	1 Year	5 Years	Since Inception (07/16/2018)
Class Z	21.79%Footnote Reference*	5.61%	-7.61%
FTSE All World Developed Index	22.33%	11.41%	12.67%

Performance Inception Date	Jul. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares
AssetsNet	$ 410,477,206
Holdings Count | Holding	303
Advisory Fees Paid, Amount	$ 1,510,937
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Total Net Assets	$410,477,206
Number of Portfolio Holdings	303
Portfolio Turnover Rate	39%
Advisory Fees Paid	$1,510,937

Holdings [Text Block]

Sector Allocation

(% of Total Investments)

Table Summary
Financial	28.0%
Utilities	16.8%
Energy	16.8%
Industrial	10.6%
Exchange Traded Funds (ETFs)	11.2%
Others	14.0%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Country Weightings

(% of Total Investments)

Table Summary
United States	59.5%
Canada	9.4%
United Kingdom	6.1%
Spain	3.5%
Australia	2.5%
Others	16.4%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Asset Class Weightings

(% of Total Investments)

Table Summary
Common Stocks	85.8%
Exchange Traded Funds (ETFs)	11.2%
Closed-End Funds	0.2%
Limited Partnerships	0.2%
Short-Term Investments	1.5%
Money Market Fund	1.1%
Total	100.0%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes to the Fund.

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